INVENTORIES, NET - Schedule of inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INVENTORIES, NET
Finished goods	¥ 80,853		¥ 105,542
Raw materials	31,472		51,761
Inventories, net	112,325	$ 15,388	157,303
Inventory written down	¥ 3,104		¥ 13,182	¥ 3,820